Note 15 - Investment in Subsidiaries	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
15.	Investment in subsidiaries

The principal operating undertakings in which the Group’s interest at June 30, 2022 is 20% or more are as follows:

Subsidiary Undertakings	Percentage of shares held	Registered address
VivoPower International Services Limited	100%	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC	100%
VivoPower US-NC-31, LLC	100%
VivoPower US-NC-47, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower (USA) Development, LLC	100%
Caret, LLC	100%
Caret Decimal, LLC	100%
VivoPower Pty Ltd	100%
VivoPower WA Pty Ltd	100%
VVP Project 1 Pty Limited	100%
Amaroo Solar Pty. Ltd	100%
Aevitas O Holdings Pty Ltd	100%	153 Walker St, North Sydney NSW, Australia 2060
Aevitas Group Limited	100%
Aevitas Holdings Pty Ltd	100%
Electrical Engineering Group Pty Limited	100%
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited)	100%
Tembo EV Australia Pty Ltd	100%
Kenshaw Electrical Pty Limited	100%
VivoPower International IMEA DMCC	100%	Unit No: 4522, DMCC Business Centre, Level No 1, Jewellery & Gemplex 3, Dubai, United Arab Emirates

	Percentage of
Subsidiary Undertakings	shares held	Registered address
VivoPower Philippines Inc.	64%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street, E-Square Zone, Crescent Park West, Bonifacio Global City, Taguig, Metro Manila
VivoPower RE Solutions Inc.	64%
V.V.P. Holdings Inc. *	40%
Tembo e-LV B.V.	100%
Tembo 4x4 e-LV B.V.	100%	Marinus van Meelweg 20, 5657 EN, Eindhoven, Netherlands
FD 4x4 Centre B.V.	100%

* V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.